Right-of-Use Asset/Lease Liability - Schedule of Amounts Recognized in Profit or Loss (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Administrative expenses:
- depreciation of right of use asset	RM 62,286		RM 62,286
- expense relating to short-term leases	732,659		55,222
- expense relating to leases of low-value assets	2,650		3,445
Finance costs:
- interest expense on lease liability	RM 2,828	$ 631	RM 5,916	$ 1,287